Cover	Apr. 25, 2023
Cover [Abstract]
Entity Registrant Name	TANICO INC.
Entity Central Index Key	0001895939
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Apr. 25, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	37-2002382
Entity Address Address Line 1	387 Whitby Shores Greenway
Entity Address City Or Town	Whitby
Entity Address Country	CA
Entity Address Postal Zip Code	L1N 9R6
City Area Code	775
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	404-0333